Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

8. Intangible assets

	Patents	Computer software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2022	7,290	151	7,441
Additions	474	—	474
At December 31, 2023	7,764	151	7,915
Accumulated amortization:
At December 31, 2022	4,926	150	5,076
Charge for the year	208	—	208
Impairment	503	—	503
At December 31, 2023	5,637	150	5,787

Cost:
At December 31, 2023	7,764	151	7,915
Additions	289	—	289
At December 31, 2024	8,053	151	8,204
Accumulated amortization:
At December 31, 2023	5,637	150	5,787
Charge for the year	184	1	185
Impairment	33	—	33
At December 31, 2024	5,854	151	6,005

Net book value:
At December 31, 2024	2,199	—	2,199
At December 31, 2023	2,127	1	2,128

The Company regularly reviews its patent portfolio and during 2024 further development associated with a limited number of patents was discontinued. Management concluded that this was an indication of impairment and an impairment charge of £33,000 has been recognized, representing the aggregate carrying value of those patents as at December 31, 2024. This compared to an impairment charge of £0.5 million recognized as of December 31, 2023.